CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) (Parenthetical) - USD ($) shares in Thousands, $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Statement of Financial Position [Abstract]
Trade receivables, allowances for credit losses	$ 21,460	$ 18,001
Grower advance receivables, allowances for credit losses	17,018	15,817
Other receivables, allowances for credit losses	13,869	14,538
Inventories, allowances	3,322	4,186
Property, plant and equipment, accumulated depreciation	401,416	375,721
Other intangible assets, accumulated amortization	$ 127,373	$ 120,315
Common stock par value (in USD per share)	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	300,000	300,000
Common stock, shares outstanding (in shares)	94,929	94,899